Provisions - Summary Of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Site restoration provision Beginning balance	$ 24
Legal provision Beginning balance	32
Legal provision Ending balance	32	$ 32
Site restoration provision Ending balance	25	24
Provisions	57	56
Non-current	18	18
Current	39	38
Site restoration
Disclosure of other provisions [line items]
Site restoration provision Beginning balance	24	21
Provisions made during the year	1	2
Provisions reversed during the year		(1)
Effect of movements in exchange rates		2
Site restoration provision Ending balance	25	24
Legal
Disclosure of other provisions [line items]
Legal provision Beginning balance	32	32
Legal provision Ending balance	$ 32	$ 32